Risk management - Brazil - Expected losses based on prospective information (Details) - BRAZIL - Banco Santander (Brasil) S.A	12 Months Ended
Dec. 31, 2018 item
Disclosure of credit risk exposure [line items]
Minimum period of irregular positions to consider significant increase in risk	30 days
Real State, Consigned and Financial portfolio
Disclosure of credit risk exposure [line items]
Minimum period of irregular positions to consider significant increase in risk	60 days
Latin America
Disclosure of credit risk exposure [line items]
Number of prospective macroeconomic scenarios	3
Evolution projection period (in years)	5 years
Latin America | Pessimistic scenario
Disclosure of credit risk exposure [line items]
Interest rate (as a percent)	11.00%
Unemployment rate (as a percent)	16.30%
Housing price change (as a percent)	(1.40%)
GDP growth (as a percent)	(1.20%)
Percentage of weightings associated with the macroeconomic scenarios	10.00%
Latin America | Base scenario
Disclosure of credit risk exposure [line items]
Interest rate (as a percent)	7.70%
Unemployment rate (as a percent)	9.90%
Housing price change (as a percent)	4.30%
GDP growth (as a percent)	2.40%
Percentage of weightings associated with the macroeconomic scenarios	80.00%
Latin America | Optimistic scenario
Disclosure of credit risk exposure [line items]
Interest rate (as a percent)	6.00%
Unemployment rate (as a percent)	8.60%
Housing price change (as a percent)	5.90%
GDP growth (as a percent)	3.50%
Percentage of weightings associated with the macroeconomic scenarios	10.00%